Cover	Aug. 14, 2025
Entity Addresses [Line Items]
Document Type	8-K
Document Period End Date	Aug. 14, 2025
Entity Registrant Name	Bolt Projects Holdings, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40223
Entity Tax Identification Number	86-1256660
Entity Address, Address Line One	2261 Market Street
Entity Address, Address Line Two	Suite 5447
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94114
Local Phone Number	325-5912
City Area Code	415
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001841125
Common stock, par value $0.0001 per share
Entity Addresses [Line Items]
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	BSLK
Security Exchange Name	NASDAQ
Warrants, each 20 whole warrants exercisable for one share of Common stock at an exercise price of $230.00
Entity Addresses [Line Items]
Title of 12(b) Security	Warrants, each 20 whole warrants exercisable for one share of Common stock at an exercise price of $230.00
Trading Symbol	BSLKW
Security Exchange Name	NASDAQ